Notes to the unaudited interim condensed consolidated statement of financial position - Advances payments - non-current (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Other non-current assets
Long-term deposit accounts	€ 836	€ 115
Advance payments - non-current	1,047	1,047
Allowance for doubtful accounts	(33)
Other non-current assets	1,849	€ 1,162
Other non-current assets increased	700
Advance payment recoverable from debt financing	700
Contract CRO with Pharmaceutical Research Associates B.V.
Other non-current assets
Advance payments - non-current	€ 1,000